Condensed Consolidated Balance Sheets (unaudited) - USD ($)	Sep. 30, 2021	Dec. 31, 2020		Dec. 31, 2019
Assets
Cash and cash equivalents	$ 40,126,000	$ 18,334,079		$ 14,944,825
Investments, available-for-sale (amortized cost of $36,876)	36,869,000
Interest receivable	158,000
Receivables	94,000
Prepaid and other current assets	1,127,000	240,836		90,503
Total current assets	78,374,000	18,574,915		15,035,328
Operating lease right-of-use assets	16,709,000	612,051		144,972
Property, plant, and equipment, net	1,825,000	575,325		467,608
Goodwill	4,270,000
Restricted cash	1,500,000
Other long-term assets	3,983,000
Total assets	106,661,000	19,762,291		15,647,908
Current liabilities:
Trade payables		307,579		358,529
Accrued expenses and other payables		316,523		152,017
Trade payables	2,025,000	307,000
Contract liabilities	1,660,000
Debt, current portion	40,000	323,521
Accrued expenses and other current liabilities	4,742,000	525,000
Operating lease liabilities		208,735		73,883
Total current liabilities	8,467,000	1,156,358		584,429
Debt, net of current portion		87,420
SAFE instruments	146,405,000
Operating lease liabilities, net of current portion	14,767,000	403,316		71,089
Warrant liability		44,319		36,824
Warrant liability	2,650,000	46,000
Other long-term liabilities	2,597,000
Total liabilities	174,886,000	1,692,000
Total liabilities		1,691,413		692,342
Convertible preferred stock – Preferred shares, $0.001 par value; 60,274,078 shares authorized and 58,554,536 shares outstanding as of September 30, 2021 and December 31, 2020 (see Note 4)	45,932,000	45,932,453		35,690,739
Stockholder’s Equity:
Special stock, $0.001 par value; 0 shares authorized and 0 shares outstanding as of December 31, 2020; 1 share authorized and 1 share outstanding as of December 31, 2019 (see Note 4)
Common stock, $0.001 par value; 88,206,793 shares authorized and 5,953,658 shares issued and outstanding as of September 30, 2021; 88,206,793 shares authorized and 4,053,489 shares issued and outstanding as of December 31, 2020 (see Note 4)	6,000	4,053		3,867
Additional paid-in capital	3,738,000	1,306,257		995,505
Accumulated other comprehensive loss	(64,000)
Accumulated deficit	(117,837,000)	(29,171,885)		(21,734,545)
Total stockholders’ equity (deficit)	(114,157,000)	(27,861,575)		(20,735,173)
Total liabilities, convertible preferred stock, and shareholders’ deficit	106,661,000	19,762,291		$ 15,647,908
Athena Technology Acquisition Corp
Assets
Cash and cash equivalents	176,725
Prepaid expenses	283,708
Total current assets	460,433
Deferred offering costs		41,739
Marketable securities held in Trust Account	250,013,873
Other non-current assets	110,473
Total assets	250,584,779	41,739
Current liabilities:
Accrued offering costs and expenses	2,502,189	5,000
Due to related party	64,516	12,500
Total current liabilities	2,566,705	17,500
Deferred underwriting fee	8,750,000
Warrant liability	11,650,665
Total liabilities	22,967,370	17,500
Commitments and Contingencies
Class A Common Stock subject to possible redemption, 25,000,000 and no shares at redemption value, at September 30, 2021 and December 31, 2020, respectively	250,000,000
Stockholder’s Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding
Class A common stock, $0.0001 par value; 300,000,000 shares authorized; 700,000 and 0 shares issued and outstanding (excluding 25,000,000 and no shares subject to possible redemption) at September 30, 2021 and December 31, 2020, respectively	70
Class B common stock, $0.0001 par value; 20,000,000 shares authorized; 8,566,667 and 9,816,667 shares issued and outstanding at September 30, 2021 and December 31, 2020, respectively	857	982	[1]
Additional paid-in capital		24,018
Accumulated deficit	(22,383,518)	(761)
Total stockholders’ equity (deficit)	(22,382,591)	24,239
Total liabilities, convertible preferred stock, and shareholders’ deficit	$ 250,584,779	$ 41,739

[1]	This number includes up to 1,250,000 shares of Class B common stock subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).